INTANGIBLE ASSETS, NET (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 CNY (¥) item	Jun. 30, 2025 CNY (¥) item	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 6,012			¥ 6,269
Less: Accumulated amortization	268			263
Less: Accumulated impairment loss	923			978
Total	4,821		$ 711	5,028
Amortization expense of intangible assets	¥ 18	¥ 21
Legacy DH
INTANGIBLE ASSETS, NET
Number of brand names acquired | item	3	3
Franchise or manachise agreements
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 228			249
Purchased software
INTANGIBLE ASSETS, NET
Intangible assets, gross	160			159
Other intangible assets
INTANGIBLE ASSETS, NET
Intangible assets, gross	73			76
Brand names
INTANGIBLE ASSETS, NET
Intangible assets, gross	5,359			5,593
Impairment loss recognized	¥ 0	¥ 0
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net
Master brand agreement
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 192			¥ 192